ACQUISITIONS AND DISPOSALS - Acquisition of Healthingkon (Details) - HealthingKon - CNY (¥) ¥ in Thousands	1 Months Ended	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2021
ACQUISITIONS AND DISPOSALS
Cash consideration	¥ 21,500	¥ 21,500
Fair value of the share consideration	98,338
Total	¥ 119,838